As filed with the Securities and Exchange Commission on August 20 , 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05339)

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2009

Date of reporting period:  06/30/2009

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares or
	Principal		Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 84.78%
CAPITAL GOODS
CAE, Inc. (b)	45,700	$269,630	2.42%
Deere & Co.	8,500	339,575	3.05
Terex Corp. (a)	22,500	271,575	2.44
		880,780	7.91
COMMERCIAL SERVICES & SUPPLIES
Waste Management, Inc.	12,000	337,920	3.03

CONSUMER DURABLES & APPAREL
Hanesbrands, Inc. (a)	20,000	300,200	2.69

DIVERSIFIED FINANCIALS
Bank of New York Mellon Corp.	11,500	337,065	3.02
CIT Group, Inc.	66,500	142,975	1.28
		480,040	4.30
ENERGY
ConocoPhillips	12,000	504,720	4.53
Devon Energy Corp.	6,000	327,000	2.93
		831,720	7.46
FOOD BEVERAGE & TOBACCO
General Mills, Inc.	8,000	448,160	4.02

HEALTH CARE EQUIPMENT & SERVICES
Quest Diagnostics	12,000	677,160	6.07

INSURANCE
Delphi Financial Group	16,500	320,595	2.87
Travelers Companies, Inc.	11,000	451,440	4.05
		772,035	6.92
MATERIALS
Potash Corp of Saskatchewan (b)	3,500	325,675	2.92

MEDIA
Live Nation, Inc. (a)	44,000	213,840	1.92
The Walt Disney Co.	12,500	291,625	2.62
		505,465	4.54
PHARMACEUTICALS & BIOTECHNOLOGY
Johnson & Johnson	8,000	454,400	4.07

RETAILING
Lowe's Cos., Inc.	14,000	271,740	2.44

SOFTWARE & SERVICES
Fiserv, Inc. (a)	10,000	457,000	4.10
Microsoft Corp.	24,000	570,480	5.12
Oracle Corp.	17,000	364,140	3.26
		1,391,620	12.48

			Shares or
			Principal		Percent of
			Amount	Value	Net Assets
TECHNOLOGY HARDWARE & EQUIPMENT
Agilent Technologies, Inc. (a)			18,000	$365,580	3.28%
Dell, Inc. (a)			25,000	343,250	3.08
Diebold, Inc.			12,000	316,320	2.83
EMC Corp. (a)			24,000	314,400	2.82
				1,339,550	12.01
TRANSPORTATION
United Parcel Service, Inc.			5,500	274,945	2.47

UTILITIES
Iberdrola SA - ADR (b)			5,000	162,146	1.45
TOTAL COMMON STOCKS (Cost $9,840,766)				9,453,556	84.78

U.S. TREASURY NOTE - 4.56%
U.S. Treasury Note, Due 09/30/2010			$500,000	508,613	4.56
TOTAL U.S. TREASURY NOTE (Cost $506,632)				508,613	4.56

SHORT TERM INVESTMENTS - 10.92%
INVESTMENT COMPANIES
AIM STIT-STIC Prime Portfolio			447,000	447,000	4.01
Fidelity Institutional Prime Money Market Portfolio			447,000	447,000	4.01
First American Prime Obligations Fund			324,214	324,214	2.90
TOTAL SHORT TERM INVESTMENTS (Cost $1,218,214)				1,218,214	10.92
Total Investments (Cost $11,565,612) - 100.26%				11,180,383	100.26
Liabilities in Excess of Other Assets - (0.26)%				(29,143)	(0.26)
TOTAL NET ASSETS - 100.00%				$11,151,240	100.00

Notes:

ADR	American Depository Receipt
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

Cost of investments		$ 11,565,612
	Gross unrealized appreciation	1,310,734
	Gross unrealized depreciation	(1,695,963)
	Net unrealized appreciation	$ (385,229)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Measurements at June 30, 2009 (Unaudited)
Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 (Unaudited):

Equity	Level 1	Level 2	Level 3	Total
Capital Goods	$ 880,780	$ —	$ —	$ 880,780
Commercial Services & Supplies	337,920	—	—	337,920
Consumer Durables & Apparel	300,200	—	—	300,200
Diversified Financials	480,040	—	—	480,040
Energy	831,720	—	—	831,720
Food Beverage & Tobacco	448,160	—	—	448,160
Health Care Equipment & Services	677,160	—	—	677,160
Insurance	772,035	—	—	772,035
Materials	325,675	—	—	325,675
Media	505,465	—	—	505,465
Pharmaceuticals & Biotechnology	454,400	—	—	454,400
Retailing	271,740	—	—	271,740
Software & Services	1,391,620	—	—	1,391,620
Technology Hardware & Equipment	1,339,550	—	—	1,339,550
Transportation	274,945	—	—	274,945
Utilities	162,146	—	—	162,146
Total Equity	9,453,556	—	—	9,453,556

Fixed Income
U.S. Treasury Note	—	508,613	—	508,613
Total Fixed Income	—	508,613	—	508,613

Short-Term Investments	1,218,214	—	—	1,218,214

Total Investments in Securities	10,671,770	508,613	—	11,180,383

Other Financial Instruments*	$ —	$ —	$ —	$ —

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation)
on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)         /s/ Gary B. Wood
Gary B. Wood, Chief Executive Officer

Date   8/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Gary B. Wood
Gary B. Wood,
Chief Executive Officer and Chief Financial Officer

Date   8/13/2009

* Print the name and title of each signing officer under his or her signature.